Long-term Investment	12 Months Ended
Jun. 30, 2025
Long-term Investment
Long-term Investment

11.	Long-term Investment

The Company’s long-term investment consists of the following:

Entity	Balance at June 30, 2023 and 2024	Additions	Dispositions	Realized gain (loss) on sale of investment	Unrealized gain (loss) on change of fair value of investment	Balance at June 30, 2025
	$	$	$	$	$	$
Global Uranium and Enrichment Ltd. (Shares)	—	5,132,534	—	—	70,537	5,203,071
	—	5,132,534	—	—	70,537	5,203,071

On April 16, 2025, the Company entered into a Subscription Agreement with Global Uranium and Enrichment Ltd. (“GUE”), an Australian Securities Exchange (ASX) listed entity. Pursuant to the agreement, the Company subscribed for 89,448,256 shares of GUE at an aggregate subscription price of $5,132,534, representing a 19.99% interest in GUE. In addition, the Company was granted 14,000,000 options exercisable at AUD $0.13 per share, expiring three years from the date of issue.

The subscription shares and any shares issued on exercise of the options are subject to a six-month voluntary escrow period from completion, subject to certain limited exceptions. The Company is also entitled to appoint one nominee to GUE’s board of directors, conditional upon maintaining at least a 10% equity interest in GUE.